Tax expense/(benefit) (Tables)	12 Months Ended
Dec. 31, 2025
Tax Expenses [Abstract]
Summary of tax expense/(benefit)	The following table summarizes Tax expense/(benefit):

	Years ended December 31,
(€ million)	2025	2024	2023
Current tax expense	804	1,070	3,405
Deferred tax expense/(benefit)	(5,050)	(2,503)	559
Tax expense/(benefit) relating to prior periods(1)	(27)	(55)	(171)
Total Tax expense/(benefit)	(4,273)	(1,488)	3,793
(1) Tax expense/(benefit) relating to prior periods includes deferred tax expense of nil, €372 million and €173 million for 2025, 2024 and
2023, respectively, primarily related to U.S. provision to return adjustments for prior year tax positions

Disclosure of reconciliation between theoretical income taxes and income taxes recognised	For the years presented, the Company is tax resident in the
Netherlands. Accordingly, the reconciliation between the theoretical income tax and actual tax is calculated using the Netherlands corporate income tax rate of 25.8 percent in 2025, 2024 and 2023, as follows:

	Years ended December 31,
(€ million)	2025	2024	2023
Profit/(loss) before tax	(26,605)	4,032	22,418
Income tax rate	25.8%	25.8%	25.8%
Theoretical income taxes	(6,864)	1,040	5,784
Tax effect on:
Differences between foreign tax rates and the theoretical applicable tax rate and tax holidays	457	8	(407)
Recognition and utilization of previously unrecognized deferred tax assets	(180)	(2,512)	(740)
Deferred tax assets not recognized and write-downs	2,012	442	—
Permanent differences	436	(5)	(470)
Tax credits	(408)	(531)	(299)
Withholding tax	38	57	44
Other differences	236	13	(119)
Total Tax expense/(benefit)	(4,273)	(1,488)	3,793
Effective tax rate	16.1%	-36.9%	16.9%

Disclosure of components of deferred tax assets and liabilities and their changes	The Company recognizes the net amount as either Deferred tax assets or Deferred tax liabilities, to the extent deferred taxes may be offset. Amounts recognized were as follows:

	At December 31,
(€ million)	2025	2024
Deferred tax assets	6,383	4,371
Deferred tax liabilities	(1,294)	(4,507)
Total Net deferred tax assets/(liabilities)	5,089	(136)
The significant components of Deferred tax assets and liabilities and their changes during the years ended
December 31, 2025 and 2024 were as follows:

(€ million)	At January 1, 2025	Recognized in Consolidated Income Statement	Recognized in Equity	Transferred to Assets/ (Liabilities) Held for Sale	Translation differences and Other	At December 31, 2025
Deferred tax liabilities arising on:
Accelerated depreciation	(4,322)	365	—	—	339	(3,618)
Capitalized development assets	(3,580)	1,052	—	—	67	(2,461)
Other Intangible assets and Intangible assets with indefinite useful lives	(4,020)	107	—	—	291	(3,622)
Right-of-use assets	(312)	2	—	—	26	(284)
Provision for employee benefits	(1,067)	(26)	(45)	—	124	(1,014)
Other	(529)	(237)	(64)	—	82	(748)
Total deferred tax liabilities	(13,830)	1,263	(109)	—	929	(11,747)
Deferred tax assets arising on:
Provisions	5,043	3,129	—	—	(250)	7,922
Provision for employee benefits	2,296	(42)	(45)	—	(217)	1,992
Lease liabilities	399	21	—	—	(42)	378
Impairment of tangible and intangible assets	1,776	106	—	—	(221)	1,661
Inventories	386	(13)	—	—	17	390
Tax credit	1,096	505	—	—	(75)	1,526
Provision for buy back	151	(156)	—	—	8	3
Other	515	62	(108)	—	40	509
Total deferred tax assets	11,662	3,612	(153)	—	(740)	14,381
Unrecognized deferred tax assets on temporary differences(1)	(2,095)	(1,272)	112	—	250	(3,005)
Unrecognized deferred tax assets on tax credits	(561)	17	—	—	(66)	(610)
Deferred tax assets arising on tax loss carry-forwards	8,782	2,139	—	—	(50)	10,871
Unrecognized deferred tax assets on tax loss carry-forwards	(4,094)	(709)	—	—	2	(4,801)
Total Net deferred tax assets/ (liabilities)	(136)	5,050	(150)	—	325	5,089
(1) Unrecognized deferred tax assets on temporary differences reported in the Changes in the table above include Allowance for
Corporate Equity in Italy of €305 million in 2025 (€304 million in 2024) for Pillar Two disclosure purposes

(€ million)	At January 1, 2024	Recognized in Consolidated Income Statement	Recognized in Equity	Transferred to Assets/ (Liabilities) Held for Sale	Translation differences and Other	At December 31, 2024
Deferred tax liabilities arising on:
Accelerated depreciation	(3,840)	(375)	—	—	(107)	(4,322)
Capitalized development assets	(3,917)	320	—	—	17	(3,580)
Other Intangible assets and Intangible assets with indefinite useful lives	(3,854)	15	—	—	(181)	(4,020)
Right-of-use assets	(276)	(28)	—	—	(8)	(312)
Provision for employee benefits	(1,077)	(5)	66	—	(51)	(1,067)
Other	(310)	(87)	(47)	10	(95)	(529)
Total deferred tax liabilities	(13,274)	(160)	19	10	(425)	(13,830)
Deferred tax assets arising on:
Provisions	4,830	229	—	—	(16)	5,043
Provision for employee benefits	1,953	214	(13)	—	142	2,296
Lease liabilities	336	48	—	—	15	399
Impairment of tangible and intangible assets	1,984	(118)	—	—	(90)	1,776
Inventories	444	(54)	—	—	(4)	386
Tax credits	524	512	—	—	60	1,096
Provisions for buy backs	153	(35)	—	—	33	151
Other	1,030	(284)	(109)	—	(122)	515
Total deferred tax assets	11,254	512	(122)	—	18	11,662
Unrecognized deferred tax assets on temporary differences(1)	(2,859)	608	12	—	144	(2,095)
Unrecognized deferred tax assets on tax credits	(517)	—	—	—	(44)	(561)
Deferred tax assets arising on tax loss carry-forwards	9,069	214	—	—	(501)	8,782
Unrecognized deferred tax assets on tax loss carry-forwards	(6,305)	1,704	—	—	507	(4,094)
Total Net deferred tax assets / (liabilities)	(2,632)	2,878	(91)	10	(301)	(136)
(1) Unrecognized deferred tax assets on temporary differences reported in the table above include Allowance for Corporate Equity in Italy of €304 million in 2024 (€312 million in 2023) for Pillar Two disclosure purposes

Summary of tax loss carry-forwards

	Tax loss carry-forward (after application of the current tax rate)	Recognized deferred tax assets on tax loss carry- forward	Unrecognized deferred tax assets on tax loss carry- forwards (after application of the current tax rate)
(€ million)	At December 31, 2025
Tax Groups:
France	2,384	(2,331)	53
Germany	447	(154)	293
Spain	489	(103)	386
Italy	4,025	(572)	3,453
U.S.	1,039	(1,036)	3
Other Jurisdictions:
Brazil	1,869	(1,549)	320
Others	618	(325)	293
Total	10,871	(6,070)	4,801

	Tax loss carry-forward (after application of the current tax rate)	Recognized deferred tax assets on tax loss carry- forward	Unrecognized deferred tax assets on tax loss carry- forwards (after application of the current tax rate)
(€ million)	At December 31, 2024
Tax Groups:
France	1,640	(1,621)	19
Germany	381	(381)	—
Spain	509	(95)	414
Italy	3,665	(639)	3,026
Other Jurisdictions:
Brazil	1,921	(1,616)	305
Others	666	(337)	329
Total	8,782	(4,689)	4,093